UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments

	Buffalo Micro Cap Fund
	Schedule of Investments
	December 31, 2005 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 93.34%
		Consumer Discretionary - 33.25%
		Hotels, Restaurants & Leisure - 7.08%
	11,100	Life Time Fitness, Inc. (a)		$422,799
	20,520	McCormick & Schmick's Seafood Restaurants, Inc. (a)		463,957
	16,600	Orient-Express Hotels Ltd. - Class A		523,232
	15,400	Steiner Leisure Ltd. (a)		547,624
	65,200	Sunterra Corp. (a)		927,144
	51,300	Trump Entertainment Resorts, Inc. (a)		1,032,669
				3,917,425
		Internet & Catalog Retail - 3.69%
	20,775	Coldwater Creek Inc. (a)		634,261
	42,500	Provide Commerce Inc. (a)		1,407,175
				2,041,436
		Leisure Equipment & Products - 7.51%
	45,800	Coachmen Industries, Inc.		540,898
	79,500	Digital Theater Systems Inc. (a)		1,176,600
	54,200	Marine Products Corp.		568,558
	32,500	MarineMax, Inc. (a)		1,026,025
	63,600	Monaco Coach Corp.		845,880
				4,157,961
		Media - 1.39%
	108,900	Imax Corp. (a)		768,834

		Specialty Retail - 9.19%
	66,600	A.C. Moore Arts & Crafts, Inc. (a)		969,030
	46,350	Cache, Inc. (a)		802,782
	87,400	FTD Group, Inc. (a)		908,086
	64,300	Golf Galaxy, Inc. (a)		1,231,345
	61,700	J. Jill Group Inc. (a)		1,174,151
				5,085,394
		Textiles, Apparel & Luxury Goods - 4.39%
	72,000	The Dixie Group, Inc. (a)		992,160
	16,200	Oxford Industries, Inc.		886,140
	35,800	True Religion Apparel, Inc. (a)		551,320
				2,429,620
		Total Consumer Discretionary		18,400,670

		Financials - 6.18%
		Commercial Banks - 2.02%
	24,100	Boston Private Financial Holdings, Inc.		733,122
	10,800	PrivateBancorp, Inc.		384,156
				1,117,278
		Consumer Finance - 0.90%
	10,700	Portfolio Recovery Associates, Inc. (a)		496,908

		Diversified Financial Services - 3.26%
	50,200	Cohen & Steers, Inc.		935,226
	76,000	MarketAxess Holdings, Inc. (a)		868,680
				1,803,906
		Total Financials		3,418,092

		Health Care - 28.00%
		Biotechnology - 5.02%
	80,142	Biosphere Medical Inc. (a)		649,151
	51,000	LifeCell Corp. (a)		972,570
	31,300	Neurochem, Inc. (a)		446,651
	93,300	Orchid Cellmark, Inc. (a)		709,080
				2,777,452
		Health Care Equipment & Supplies - 15.53%
	125,800	Align Technology, Inc. (a)		813,926
	40,000	AngioDynamics, Inc. (a)		1,021,200
	92,084	Cardiac Science Corp. (a)		833,360
	48,100	ev3, Inc. (a)		708,994
	67,900	Lifecore Biomedical, Inc. (a)		1,102,017
	34,750	Meridian Bioscience, Inc.		699,865
	55,400	Merit Medical Systems, Inc. (a)		672,556
	46,900	Molecular Devices Corp. (a)		1,356,817
	34,300	Neurometrix, Inc. (a)		935,704
	39,900	Spectranetics Corp. (a)		448,875
				8,593,314
		Health Care Providers & Services - 6.04%
	160,000	Health Fitness Corp. (a)		420,800
	29,700	ICON PLC, ADR (a)		1,221,858
	27,900	Lifeline Systems, Inc. (a)		1,020,024
	24,200	PRA International (a)		681,230
				3,343,912
		Pharmaceuticals - 1.41%
	45,400	First Horizon Pharmaceutical Corp. (a)		783,150
		Total Health Care		15,497,828

		Industrials - 10.21%
		Commercial Services & Supplies - 10.21%
	56,200	Concorde Career Colleges, Inc. (a)		831,760
	23,700	CRA International Inc. (a)		1,130,253
	102,100	Educate, Inc. (a)		1,204,780
	22,100	First Advantage Corp. - Class A (a)		590,291
	30,800	FirstService Corp. (a)		790,020
	63,500	Hudson Highland Group, Inc. (a)		1,102,360
		Total Industrials		5,649,464

		Information Technology - 15.70%
		Computers & Peripherals - 1.73%
	46,200	Applied Films Corp. (a)		959,574

		Electronic Equipment & Instruments - 4.37%
	46,600	FARO Technologies, Inc. (a)		932,000
	27,700	Measurement Specialties, Inc. (a)		674,495
	35,700	Plexus Corp. (a)		811,818
				2,418,313
		Internet Software & Services - 4.36%
	51,500	Audible, Inc. (a)		661,260
	46,500	eCollege.com Inc. (a)		838,395
	92,200	Stellent, Inc. (a)		915,546
				2,415,201
		Semiconductor & Semiconductor Equipment - 1.46%
	85,841	Entegris, Inc. (a)		808,622

		Software - 3.78%
	59,600	Neoware Systems, Inc. (a)		1,388,680
	29,400	THQ Inc. (a)		701,190
				2,089,870
		Total Information Technology		8,691,580

		TOTAL COMMON STOCKS (Cost $44,524,184)		51,657,634

		SHORT TERM INVESTMENTS - 5.03%
		Investment Company - 2.32%
	1,283,134	SEI Daily Income Trust Treasury II Fund - Class B		1,283,134
		Total Investment Companies		1,283,134

		U.S. Treasury Obligations - 2.71%
		Public Finance, Taxation, And Monetary Policy - 2.71%
	$ 1,500,000	3.630%, 01/12/2006		1,498,658
		Total U.S. Treasury Obligations		1,498,658

		TOTAL SHORT TERM INVESTMENTS (Cost $2,781,792)		2,781,792

		Total Investments (Cost $47,305,976) - 98.37%		54,439,426

		Other Assets in Excess of Liabilities - 1.63%		901,484

		TOTAL NET ASSETS - 100.00%		$55,340,910

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments		$ 47,305,976
	Gross unrealized appreciation		9,916,621
	Gross unrealized depreciation		(2,783,171)
	Net unrealized appreciation		$ 7,133,450

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

	Buffalo Mid Cap Fund
	Schedule of Investments
	December 31, 2005 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 92.24%
		Consumer Discretionary - 29.73%
		Auto Components - 1.64%
	97,300	Autoliv, Inc.		$4,419,366

		Hotels, Restaurants & Leisure - 8.96%
	83,200	Boyd Gaming Corp.		3,965,312
	84,225	Fairmont Hotels & Resorts Inc.		3,571,982
	67,900	Harrah's Entertainment, Inc.		4,840,591
	59,350	MGM Mirage (a)		2,176,365
	155,300	Penn National Gaming, Inc. (a)		5,117,135
	99,900	Royal Caribbean Cruises Ltd.		4,501,494
				24,172,879
		Leisure Equipment & Products - 4.71%
	92,200	Brunswick Corp.		3,748,852
	39,650	Harley-Davidson, Inc.		2,041,579
	45,200	International Game Technology		1,391,256
	193,350	Take-Two Interactive Software, Inc. (a)		3,422,295
	63,000	Winnebago Industries, Inc.		2,096,640
				12,700,622
		Media - 1.45%
	469,400	EMI Group PLC, ADR		3,908,318

		Specialty Retail - 11.98%
	29,100	Abercrombie & Fitch Co. - Class A		1,896,738
	109,700	Barnes & Noble, Inc.		4,680,899
	66,300	Chico's FAS, Inc. (a)		2,912,559
	108,400	Michaels Stores, Inc.		3,834,108
	178,100	PETsMART, Inc.		4,570,046
	144,900	Talbots, Inc.		4,031,118
	80,200	Tiffany & Co.		3,070,858
	77,700	Weight Watchers International, Inc. (a)		3,840,711
	80,200	Williams-Sonoma, Inc. (a)		3,460,630
				32,297,667
		Textiles, Apparel & Luxury Goods - 0.99%
	30,800	Mohawk Industries, Inc. (a)		2,678,984
		Total Consumer Discretionary		80,177,836

		Consumer Staples - 1.00%
		Food & Staples Retailing - 1.00%
	102,400	CVS Corp.		2,705,408
		Total Consumer Staples		2,705,408

		Financials - 9.13%
		Capital Markets - 6.84%
	114,175	A.G. Edwards, Inc.		5,350,240
	216,800	Janus Capital Group Inc.		4,038,984
	41,250	Legg Mason, Inc.		4,937,213
	57,000	T. Rowe Price Group, Inc.		4,105,710
				18,432,147
		Commercial Banks - 0.65%
	51,400	Mellon Financial Corp.		1,760,450

		Diversified Financial Services - 1.01%
	110,850	H&R Block, Inc.		2,721,367

		Insurance - 0.63%
	36,050	Principal Financial Group, Inc.		1,709,852
		Total Financials		24,623,816

		Health Care - 24.89%
		Biotechnology - 4.77%
	222,600	Amylin Pharmaceuticals, Inc. (a)		8,886,192
	113,600	MedImmune, Inc. (a)		3,978,272
				12,864,464
		Health Care Equipment & Supplies - 6.93%
	61,400	Fisher Scientific International Inc. (a)		3,798,204
	72,000	Millipore Corp. (a)		4,754,880
	66,150	Sigma-Aldrich Corp.		4,186,633
	30,200	Stericycle, Inc. (a)		1,778,176
	110,100	Waters Corp. (a)		4,161,780
				18,679,673
		Health Care Providers & Services - 5.48%
	138,100	Charles River Laboratories International, Inc. (a)		5,851,297
	162,100	IMS Health Inc.		4,039,532
	79,000	Pharmaceutical Product Development, Inc.		4,894,050
				14,784,879
		Pharmaceuticals - 7.71%
	60,700	Barr Pharmaceuticals Inc. (a)		3,781,003
	113,100	Endo Pharmaceuticals Holdings, Inc. (a)		3,422,406
	240,600	Medicis Pharmaceutical Corp. - Class A		7,711,230
	151,600	Shire Pharmaceuticals PLC, ADR		5,880,564
				20,795,203
		Total Health Care		67,124,219

		Industrials - 8.26%
		Commercial Services & Supplies - 8.26%
	128,600	Career Education Corp. (a)		4,336,392
	91,900	ChoicePoint Inc. (a)		4,090,469
	178,100	DeVry, Inc. (a)		3,562,000
	170,800	Hewitt Associates, Inc. - Class A (a)		4,784,108
	130,200	Iron Mountain, Inc. (a)		5,497,044
		Total Industrials		22,270,013

		Information Technology - 19.23%
		Communications Equipment - 2.70%
	50,600	Garmin Ltd.		3,357,310
	91,300	Scientific-Atlanta, Inc.		3,932,291
				7,289,601
		Electronic Equipment & Instruments - 1.46%
	105,800	Jabil Circuit, Inc. (a)		3,924,122

		IT Services - 1.78%
	28,400	CheckFree Corp. (a)		1,303,560
	81,000	Fiserv, Inc. (a)		3,504,870
				4,808,430
		Semiconductor & Semiconductor Equipment - 6.99%
	234,300	Altera Corp. (a)		4,341,579
	71,600	KLA-Tencor Corp.		3,532,028
	90,500	National Semiconductor Corp.		2,351,190
	60,900	SanDisk Corp. (a)		3,825,738
	263,400	Semtech Corp. (a)		4,809,684
				18,860,219
		Software - 6.30%
	334,500	BEA Systems, Inc. (a)		3,144,300
	175,750	Cadence Design Systems, Inc. (a)		2,973,690
	155,200	Citrix Systems, Inc. (a)		4,466,656
	234,700	Red Hat, Inc. (a)		6,393,228
				16,977,874
		Total Information Technology		51,860,246

		TOTAL COMMON STOCKS (Cost $200,500,839)		248,761,538

		SHORT TERM INVESTMENTS - 9.65%
		Investment Company - 0.44%
	1,195,175	SEI Daily Income Trust Treasury II Fund - Class B		1,195,175
		Total Investment Companies		1,195,175

		U.S. Treasury Obligations - 9.21%
		Public Finance, Taxation, And Monetary Policy - 9.21%
	$ 1,250,000	0.000%, 01/05/2006		1,249,629
	23,600,000	3.630%, 01/12/2006		23,578,515
		Total U.S. Treasury Obligations		24,828,144

		TOTAL SHORT TERM INVESTMENTS (Cost $26,023,319)		26,023,319

		Total Investments (Cost $226,524,158) - 101.89%		274,784,857

		Liabilities in Excess of Other Assets - (1.89)%		(5,101,130)

		TOTAL NET ASSETS - 100.00%		$269,683,727

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments		$ 226,524,158
	Gross unrealized appreciation		54,446,377
	Gross unrealized depreciation		(6,185,678)
	Net unrealized appreciation		$ 48,260,699

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

	Buffalo Science & Technology Fund
	Schedule of Investments
	December 31, 2005 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 95.49%
		Health Care - 40.16%
		Biotechnology - 7.01%
	62,100	Amylin Pharmaceuticals, Inc. (a)		$2,479,032
	44,100	AtheroGenics, Inc. (a)		882,441
	25,000	MedImmune, Inc. (a)		875,500
	43,100	Myogen, Inc. (a)		1,299,896
	315,300	Vasogen, Inc. (a)		646,365
				6,183,234
		Health Care Equipment & Supplies - 18.14%
	136,500	Align Technology, Inc. (a)		883,155
	61,500	American Medical Systems Holdings, Inc. (a)		1,096,545
	20,800	Baxter International Inc.		783,120
	33,000	Boston Scientific Corp. (a)		808,170
	21,600	C.R. Bard, Inc.		1,423,872
	79,600	ev3, Inc. (a)		1,173,304
	12,700	Fisher Scientific International Inc. (a)		785,622
	43,700	Immucor, Inc. (a)		1,020,832
	31,000	Mentor Corp.		1,428,480
	15,200	Millipore Corp. (a)		1,003,808
	14,000	Sigma-Aldrich Corp.		886,060
	17,200	St. Jude Medical, Inc. (a)		863,440
	23,500	Sybron Dental Specialties, Inc. (a)		935,535
	34,200	Varian Medical Systems, Inc. (a)		1,721,628
	31,700	Waters Corp. (a)		1,198,260
				16,011,831
		Health Care Providers & Services - 3.69%
	29,000	Charles River Laboratories International, Inc. (a)		1,228,730
	17,200	Covance Inc. (a)		835,060
	19,300	Pharmaceutical Product Development, Inc.		1,195,635
				3,259,425
		Pharmaceuticals - 11.32%
	21,400	Abbott Laboratories		843,802
	83,900	Axcan Pharma Inc. (a)		1,270,246
	14,200	Barr Pharmaceuticals Inc. (a)		884,518
	25,100	Bayer AG, ADR		1,048,176
	12,000	Johnson & Johnson		721,200
	39,100	Medicis Pharmaceutical Corp. - Class A		1,253,155
	43,700	Schering-Plough Corp.		911,145
	21,700	Shire Pharmaceuticals Group PLC, ADR		841,743
	20,600	Teva Pharmaceutical Industries, Ltd., ADR		886,006
	28,800	Wyeth		1,326,816
				9,986,807
		Total Health Care		35,441,297

		Industrials - 1.99%
		Commercial Services & Supplies - 1.99%
	62,600	Hewitt Associates, Inc. - Class A (a)		1,753,426
		Total Industrials		1,753,426

		Information Technology - 53.34%
		Communications Equipment - 5.75%
	45,400	Adtran, Inc.		1,350,196
	74,800	Cisco Systems, Inc. (a)		1,280,576
	80,900	Nokia OYJ, ADR		1,480,470
	22,300	Scientific-Atlanta, Inc.		960,461
				5,071,703
		Computers & Peripherals - 2.80%
	29,450	Dell Inc. (a)		883,206
	116,600	EMC Corp. (a)		1,588,092
				2,471,298
		Electronic Equipment & Instruments - 8.16%
	65,800	Dolby Laboratories, Inc. - Class A (a)		1,121,890
	42,100	Jabil Circuit, Inc. (a)		1,561,489
	46,300	Molex Inc.		1,201,485
	48,650	National Instruments Corp.		1,559,233
	45,800	Plexus Corp. (a)		1,041,492
	20,100	Trimble Navigation Ltd. (a)		713,349
				7,198,938
		Office Electronics - 0.64%
	15,000	Diebold, Inc.		570,000

		Semiconductor & Semiconductor Equipment - 20.64%
	61,150	Altera Corp. (a)		1,133,109
	36,700	Analog Devices, Inc.		1,316,429
	17,200	Broadcom Corp. - Class A (a)		810,980
	41,600	Cabot Microelectronics Corp. (a)		1,220,128
	44,300	Cree, Inc. (a)		1,118,132
	87,500	Entegris, Inc. (a)		824,250
	65,900	Fairchild Semiconductor International, Inc. (a)		1,114,369
	43,100	FormFactor Inc. (a)		1,052,933
	61,150	Intel Corp.		1,526,304
	21,000	KLA-Tencor Corp.		1,035,930
	29,550	Maxim Integrated Products, Inc.		1,070,892
	31,800	Microchip Technology Inc.		1,022,370
	51,200	MKS Instruments, Inc. (a)		915,968
	37,200	Novellus Systems, Inc. (a)		897,264
	14,700	SanDisk Corp. (a)		923,454
	77,100	Semtech Corp. (a)		1,407,846
	25,800	Texas Instruments Inc.		827,406
				18,217,764
		Software - 15.35%
	162,700	BEA Systems, Inc. (a)		1,529,380
	51,550	Cadence Design Systems, Inc. (a)		872,226
	43,900	Citrix Systems, Inc. (a)		1,263,442
	60,100	FileNet Corp. (a)		1,553,585
	28,700	Kronos Inc. (a)		1,201,382
	62,700	Manhattan Associates, Inc. (a)		1,284,096
	54,200	Microsoft Corp.		1,417,330
	130,600	Oracle Corp. (a)		1,594,626
	60,000	Red Hat, Inc. (a)		1,634,400
	68,600	Symantec Corp. (a)		1,200,500
				13,550,967
		Total Information Technology		47,080,670

		TOTAL COMMON STOCKS (Cost $70,792,419)		84,275,393

		SHORT TERM INVESTMENTS - 4.85%
		Investment Company - 1.57%
	1,382,960	SEI Daily Income Trust Treasury II Fund - Class B		1,382,960
		Total Investment Companies		1,382,960

		U.S. Treasury Obligations - 3.28%
		Public Finance, Taxation, And Monetary Policy - 3.28%
	$ 2,900,000	3.630%, 01/12/2006		2,897,406
		Total U.S. Treasury Obligations		2,897,406

		TOTAL SHORT TERM INVESTMENTS (Cost $4,280,366)		4,280,366

		Total Investments (Cost $75,072,785) - 100.34%		88,555,759

		Liabilities in Excess of Other Assets - (0.34)%		(299,788)

		TOTAL NET ASSETS - 100.00%		$88,255,971

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments		$ 75,072,785
	Gross unrealized appreciation		16,194,640
	Gross unrealized depreciation		(2,711,666)
	Net unrealized appreciation		$ 13,482,974

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Funds

By (Signature and Title) /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date    2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date    2/27/06

* Print the name and title of each signing officer under his or her signature.